Financial Instruments - Sensitivity analysis with devaluation of the Real and interest rate increase (Detail) R$ in Thousands	Dec. 31, 2024 BRL (R$)
Market risk - exchange rate [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit or loss	R$ (28,637)	[1]
Total	(28,637)	[1]
Market risk - interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Effect on profit or loss	(260,723)	[2]
Total	R$ (260,723)	[2]

[1]	The average U.S. dollar rate of R$ 6.4226 was used for the sensitivity analysis, based on future market curves as of December 31, 2024 on the net position of the Company exposed to the currency risk, simulating the effects of devaluation of the Real on profit or loss. The closing rate considered was R$ 6.1923. The table above shows the effects of the exchange rate changes on the net liability position of R$ 617,478 (or US$ 99,716 using the closing rate) in foreign currency as of December 31, 2024.
[2]	For the probable scenario presented, the Company used as a base scenario the market curves affected by the Interbank Deposit (DI) rate and the Long-Term Interest Rate (TJLP). The sensitivity analysis shows the incremental expenses and income that would be recognized in financial result, if the market curves of floating interest at the base date were applied to the average balances of the current year. The annual base rate used was 10.88% and the sensitivity rate was 14.77% according to reference rates made available by B3.